RELATED PARTIES TRANSACTIONS (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Advances from shareholder			$ 48,969	$ 143,284
Repayments to sole officer of company	$ 65,607	$ (64,340)
Due to shareholder	$ 126,646		$ 192,253	$ 143,284